Incentive Compensation Plans - Stock Option Plans (Details) (USD $)	2 Months Ended			2 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			60 Months Ended	52 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended		41 Months Ended	52 Months Ended	1 Months Ended	41 Months Ended	52 Months Ended					3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Stock Options [Member]	Nov. 03, 2011 Successor [Member] Stock Options [Member]	Dec. 31, 2011 Successor [Member] Restricted Stock and Restricted Stock Units [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] Stock Options [Member] Y	Dec. 31, 2010 Predecessor [Member] Stock Options [Member]	Dec. 31, 2009 Predecessor [Member] Stock Options [Member]	Nov. 03, 2011 Predecessor [Member] Stock Options [Member]	May 31, 2008 Predecessor [Member] Stock Options [Member] Directors Stock Plan [Member]	May 31, 2008 Predecessor [Member] Stock Options [Member] 2004 Equity Plan [Member]	Nov. 03, 2011 Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	Dec. 31, 2009 Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	Nov. 03, 2011 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member]	Feb. 27, 2004 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2004 Equity Plan [Member]	Nov. 03, 2011 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2008 Plan [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2008 Plan [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2008 Plan [Member]	Nov. 03, 2011 Minimum [Member] Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	May 31, 2008 Minimum [Member] Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2004 Equity Plan [Member]	Dec. 31, 1997 Maximum [Member] Predecessor [Member] Stock Options [Member] Management Equity Plan [Member]	Nov. 03, 2011 Maximum [Member] Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	May 31, 2008 Maximum [Member] Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2004 Equity Plan [Member]	Dec. 31, 1997 Common Stock [Member] Predecessor [Member] Management Equity Plan [Member]	Dec. 04, 2007 Common Stock [Member] Predecessor [Member] Directors Stock Plan [Member]	Feb. 27, 2004 Common Stock [Member] Predecessor [Member] 2004 Equity Plan [Member]	May 20, 2008 Common Stock [Member] Predecessor [Member] 2008 Plan [Member]	Jun. 30, 2004 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]	Nov. 03, 2011 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]	Dec. 31, 2010 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]	Dec. 31, 2009 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]
Equity-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized																													13,900,000	400,000
Option expiration term												7 years	10 years													10 years	10 years
Award vesting period												3 years	4 years												3 years			6 years
Award issuance, restricted award threshold percentage																				20.00%
Purchase of common stock, payroll deduction, minimum percentage																																	1.00%
Purchase of common stock, payroll deduction, maximum percentage																																	10.00%
Purchase of common stock, payroll deduction, maximum amount per year																																	$ 25,000
ESPP offering period																																	6 months
ESPP purchase period																																	6 months
Purchase of common stock, purchase price percentage of fair market value																								100.00%									85.00%
Shares of common stock purchased under ESPP																																		203,000	218,000	281,000
Common stock reserved for grants (in shares)																															7,000,000	6,125,000	2,500,000
Weighted-average estimated fair value of options granted during period														$ 21.98	$ 19.02	$ 11.48
Weighted average assumptions:
Expected stock volatility														44.60%	44.40%	43.70%
Expected dividend yield														0.00%	0.00%	0.00%
Risk-free interest rate														2.50%	2.60%	2.20%
Expected life (years)														6.2	6.2	6.2
Stock Options Activity [Roll Forward]
Number of Options, beginning of period								5,470,000
Granted (in shares)														757,000	1,236,000	1,703,000
Exercised (in shares)		(4,867,000)						(1,067,000)
Forfeited/Expired (in shares)								(290,000)
Cancelled (in shares)		(3,000)
Number of Options, end of period		0						4,870,000	5,470,000
Exercisable, end of period		0
Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, outstanding, beginning of period (in usd per unit)								$ 39.20			$ 39.96
Weighted average exercise price, granted (in usd per unit)														$ 46.97
Weighted average exercise price, exercised (in usd per unit)			$ 39.94					$ 40.94
Weighted average exercise price, forfeited/expired (in usd per unit)								$ 40.35
Weighted average exercise price, cancelled (in usd per unit)			$ 71.32
Weighted average remaining contractual term (in years)								6.75
Aggregate Intrinsic Value, end of period								138,793,000
Total intrinsic value, exercised								15,800,000	6,400,000	3,400,000
Cash received from stock options exercised	0				42,973,000	12,221,000	1,850,000	43,000,000	12,200,000	1,900,000
Tax benefit from stock option exercises								51,800,000	2,200,000	1,200,000
Restricted Stock Activity, Unvested [Roll Forward]
Outstanding, beginning of period																	1,101,000
Granted																	712,000	464,000	465,000		712,000	464,000	465,000
Vested and distributed				(1,015,000)													(272,000)
Forfeited																	(138,000)
Cancelled				(388,000)
Outstanding, end of period				0													1,403,000	1,101,000
Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, outstanding, beginning of period (in usd per unit)																	$ 37.41
Weighted average grant date fair value, granted (in usd per unit)																					$ 48.72	$ 40.89	$ 25.62
Weighted average grant date fair value,, vested and distributed (in usd per unit)				$ 38.81													$ 45.47
Weighted average grant date fair value, forfeited/expired (in usd per unit)																	$ 42.64
Weighted average grant date fair value, cancelled (in usd per unit)				$ 46.92
Weighted average grant date fair value, outstanding, end of period (in usd per unit)																	$ 41.05	$ 37.41
Total fair value of restricted stock vested																	$ 12,400,000	$ 7,100,000	$ 5,400,000